BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (28.6%)
$14,668,287	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$11,900,639
8,302,836	Amur Equipment Finance Receivables V LLC 2018-1A1	12/20/23	3.240	8,360,539
13,366,405	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	13,657,083
16,187,946	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	16,468,669
20,160,000	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.470	20,167,709
29,570,000	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	29,813,160
15,163,973	Business Jet Securities LLC 2018-1[1]	02/15/33	4.335	15,196,935
34,468,713	Business Jet Securities LLC 2018-2[1]	06/15/33	4.447	34,491,811
23,515,100	Capital Automotive LLC 2017-1A1	04/15/47	3.870	23,621,250
20,690,000	CARS-DB4 LP 2020-1A1	02/15/50	3.190	20,843,236
19,821,294	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	19,659,493
2,107,570	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	2,117,170
25,480,000	CF Hippolyta LLC 2020-1[1]	07/15/60	1.690	25,745,973
4,319,335	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	4,336,807
7,527,653	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	7,580,592
14,230,126	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	14,540,869
25,407,418	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	25,946,978
31,780,000	Chesapeake Funding II LLC 2020-1A1	08/16/32	0.870	31,799,071
17,147,040	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	16,863,654
9,589,880	CIG Auto Receivables Trust 2019-1A1	08/15/24	3.330	9,720,811
4,476,551	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	4,486,263
18,960,000	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	19,391,338
3,271,357	Daimler Trucks Retail Trust 2018-1[1]	07/15/21	2.850	3,276,018
57,920,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	0.887	57,858,732
2,248,812	Drive Auto Receivables Trust 2019-3 (1-Month USD-LIBOR + 0.380%)[2]	09/15/22	0.555	2,249,045
6,141,768	Drive Auto Receivables Trust 2019-4	06/15/22	2.320	6,152,070
8,934,220	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	8,100,828
998,514	Elm Trust 2016-1A1	06/20/25	4.163	999,979
23,340,000	Elm Trust 2018-2A1	10/20/27	4.605	23,332,405
1,836,143	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	1,839,994
6,910,713	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	6,952,670
18,080,258	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	18,375,704
5,363,979	Exeter Automobile Receivables Trust 2019-3A1	09/15/22	2.590	5,385,173
12,306,012	Exeter Automobile Receivables Trust 2019-4A1	01/17/23	2.180	12,362,211
15,941,739	Exeter Automobile Receivables Trust 2020-1A1	06/15/23	2.050	16,058,426
34,105,000	FNA LLC 2019-1	12/10/31	3.000	33,422,900
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	44,395,734
8,569,854	Foursight Capital Automobile Receivables Trust 2019-1[1]	03/15/23	2.580	8,638,981
17,691,332	Foursight Capital Automobile Receivables Trust 2020-1[1]	09/15/23	1.970	17,851,501
1,856,366	FREED ABS Trust 2018-1[1]	07/18/24	3.610	1,852,015
1,618,090	FREED ABS Trust 2018-2[1]	10/20/25	3.990	1,618,171
15,416,476	FREED ABS Trust 2019-2[1]	11/18/26	2.620	15,419,744
18,006,400	FREED ABS Trust 2020-FP1[1]	03/18/27	2.520	17,986,255
318,522	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	318,738
24,690,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	24,944,954
4,188,230	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	4,188,053

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810%	$14,262,479
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	27,404,348
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	21,759,112
29,605,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	29,859,775
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,497,947
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	16,456,683
6,536,436	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	3.560	6,528,614
20,381,174	MelTel Land Funding LLC 2019-1A1	04/15/49	3.768	20,927,450
867,375	Motor Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	0.702	867,134
1,578,505	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.188	1,579,477
19,815,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	19,821,036
16,923,252	Nationstar HECM Loan Trust 2019-2A1,2,3	11/25/29	2.272	16,948,322
12,630,000	Navistar Financial Dealer Note Master Owner Trust II 2019-1 (1-Month USD-LIBOR + 0.640%)[1,2]	05/25/24	0.812	12,583,509
27,120,000	Navistar Financial Dealer Note Master Trust 2020-1 (1-Month USD-LIBOR + 0.950%)[1,2]	07/25/25	1.126	27,147,351
19,000,000	Neuberger Berman Loan Advisers Clo 36 Ltd. 2020-36A (3-Month USD-LIBOR + 1.700%)[1,2]	04/20/33	2.875	18,539,662
5,558,674	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	0.871	5,543,832
6,834,393	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	3.172	6,822,793
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	16,068,759
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	21,262,540
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	22,150,422
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	16,975,216
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	29,604,025
13,572,302	NMEF Funding LLC 2019-A1	08/17/26	2.730	13,650,914
32,330,000	NRZ Advance Receivables Trust 2019-T1[1]	07/15/52	2.590	32,373,203
16,574,777	OnDeck Asset Securitization Trust LLC 2018-1A1	04/18/22	3.500	16,444,877
25,020,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	25,667,460
24,865,000	Oportun Funding X LLC 2018-C1	10/08/24	4.100	25,040,301
44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150	45,008,608
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	26,119,294
18,312,857	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	18,489,246
17,847,505	OSCAR US Funding Trust X LLC 2019-1A1	04/11/22	3.100	17,942,987
10,608,098	OSCAR US Funding Trust XI LLC 2019-2A1	08/10/22	2.490	10,661,341
1,809,491	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	1,819,345
20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,2]	08/20/27	1.977	19,531,572
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD-LIBOR + 1.600%)[1,2]	10/24/27	1.864	14,639,745
45,287,799	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	45,551,867
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	34,437,108
21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890	21,934,113
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	18,742,074
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	28,324,071
16,374,739	Regional Management Issuance Trust 2018-1[1]	07/15/27	3.830	16,378,578

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$41,500,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.560%	$41,971,552
27,400,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	27,345,463
7,611,623	RMF Buyout Issuance Trust 2019-1[1,2,3]	07/25/29	2.475	7,629,423
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	35,811,122
5,636,991	SCF Equipment Leasing LLC 2019-1A1	03/20/23	3.040	5,642,746
20,033,397	SCF Equipment Leasing LLC 2019-2A1	06/20/24	2.220	20,127,167
12,407,829	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	10,079,329
31,090,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2019-T1[1]	10/15/51	2.240	30,927,866
51,085,883	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	53,522,480
30,805,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	30,572,752
10,270,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	10,257,037
1,789,110	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	1,793,573
19,575,410	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	19,509,400
27,422,610	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	27,356,738
3,376,891	THL Credit Wind River CLO, Ltd. 2012-1A (3-Month USD-LIBOR + 0.880%)[1,2]	01/15/26	1.155	3,355,539
32,040,000	THL Credit Wind River CLO, Ltd. 2017-1A (3-Month USD-LIBOR + 1.140%)[1,2]	04/18/29	1.412	31,526,332
2,187,056	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	2,201,757
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	27,744,454
40,481,723	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620	40,543,770
983,875	Utah State Board of Regents 2011-1 (3-Month USD-LIBOR + 0.850%)[2]	05/01/29	1.537	982,733
20,321,048	Veros Automobile Receivables Trust 2020-1[1]	09/15/23	1.670	20,327,254
8,196,905	Westlake Automobile Receivables Trust 2019-1A1	05/16/22	3.060	8,232,692
24,135,459	Westlake Automobile Receivables Trust 2019-2A (1-Month USD-LIBOR + 0.470%)[1,2]	02/15/23	0.645	24,151,576
24,138,891	Westlake Automobile Receivables Trust 2019-3A1	02/15/23	2.150	24,336,320
50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	51,486,461
12,342,303	WRG Debt Funding II LLC 2017-1[1]	03/15/26	4.458	12,327,234
	Total Asset Backed Securities (Cost $2,075,811,931)			2,078,420,311

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.7%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.584	20,288,253
18,451,485	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,2]	11/15/35	0.925	18,347,723
14,723,609	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR + 0.920%)[1,2]	10/15/36	1.095	14,686,660
30,200,000	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	1.220	27,971,455
14,227,523	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	1.051	14,120,817
39,480,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,2]	02/16/37	1.081	38,494,579
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	3.075	25,911,903
1,189,272	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	1,184,234
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.531	7,510,594
19,481,723	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	1.175	18,604,546

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$33,957,624	KKR Industrial Portfolio Trust 2020-AIP (1-Month USD-LIBOR + 1.037%)[1,2]	03/15/37	1.212%	$33,808,638
10,100,000	KREF, Ltd. 2018-FL1A (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	1.281	9,961,630
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	0.875	32,421,994
2,453,311	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	1.325	2,336,537
24,260,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.080%)[1,2]	07/15/38	1.255	23,774,800
53,364,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	1.311	52,563,540
	Total Commercial Mortgage Backed Securities (Cost $361,146,666)			341,987,903

	CORPORATE BONDS (36.0%)
	AGRICULTURE (0.3%)
23,089,000	Bunge, Ltd. Finance Corp.	11/24/20	3.500	23,250,603
	AUTO MANUFACTURERS (0.8%)
54,780,000	General Motors Financial Co., Inc.	11/06/20	2.450	54,987,664
	BANKS (13.4%)
14,895,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	16,204,582
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	21,084,560
38,090,000	Australia & New Zealand Banking Group, Ltd.	11/16/20	2.700	38,358,117
25,185,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	26,196,193
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	59,596,390
16,372,000	Barclays Bank, Plc.	10/14/20	5.140	16,501,198
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	15,670,757
19,610,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[2]	03/17/23	0.900	19,658,725
17,189,000	Citigroup, Inc.	10/26/20	2.650	17,280,961
9,198,000	Citigroup, Inc.	08/02/21	2.350	9,379,873
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	18,287,782
23,400,000	DNB Bank ASA[1]	12/02/22	2.150	24,300,944
10,635,000	Fifth Third Bancorp	01/25/24	3.650	11,659,863
45,888,000	Goldman Sachs Group, Inc.	07/27/21	5.250	48,069,191
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	34,137,120
33,270,000	JPMorgan Chase & Co. (SOFR + 1.585%)[2]	03/13/26	2.005	34,715,245
33,923,000	Lloyds Banking Group, Plc	03/12/24	3.900	37,448,804
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	40,448,756
40,735,000	Morgan Stanley	01/25/21	5.750	41,782,781
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	14,217,705
13,785,000	Regions Financial Corp.	05/18/25	2.250	14,646,296
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	17,225,055
39,890,000	Skandinaviska Enskilda Banken AB1	11/17/20	2.625	40,155,079
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,515,648
6,979,000	Svenska Handelsbanken AB	10/01/20	2.400	7,003,041
30,395,000	Svenska Handelsbanken AB	11/20/23	3.900	33,671,096
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	25,403,059
45,355,000	Toronto-Dominion Bank	06/11/21	3.250	46,509,992
61,285,000	Truist Bank	03/09/23	1.250	62,483,893
21,430,000	Truist Financial Corp.	12/06/23	3.750	23,565,567

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$22,470,000	US Bancorp	05/12/25	1.450%	$23,312,197
30,005,000	US Bank NA	11/16/21	3.450	31,155,378
13,500,000	US Bank NA	05/23/22	2.650	14,042,208
22,790,000	Wells Fargo & Co. (SOFR + 1.600%)[2]	06/02/24	1.654	23,230,179
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	20,237,247
22,155,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.650%)[2]	09/09/22	2.082	22,521,452
12,500,000	Westpac Banking Corp.	05/13/21	2.100	12,682,919
				975,359,853
	BEVERAGES (0.2%)
13,050,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/25	4.150	14,891,870
	BUILDING MATERIALS (0.0%)
3,000,000	CRH America, Inc.	01/15/21	5.750	3,066,035
	CHEMICALS (0.2%)
12,880,000	DuPont de Nemours, Inc.	11/15/20	3.766	13,000,872
	COMPUTERS (0.3%)
4,876,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	5,010,491
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	19,007,114
				24,017,605
	DIVERSIFIED FINANCIAL SERVICES (4.0%)
28,486,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/30/20	4.625	28,610,218
6,960,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	12/16/21	4.450	7,087,676
21,880,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	22,251,890
24,843,000	Air Lease Corp.	03/01/21	2.500	24,921,810
37,385,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	34,581,125
52,899,000	American Express Co.	05/17/21	3.375	54,027,355
8,552,000	American Express Co.	11/05/21	3.700	8,883,352
24,645,000	Blackstone / GSO Secured Lending Fund[1]	07/14/23	3.650	24,770,168
16,045,000	Capital One Financial Corp.	05/11/23	2.600	16,834,885
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	14,689,740
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,906,844
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	49,468,895
				289,033,958
	ELECTRIC (1.9%)
33,445,000	Dominion Energy, Inc.	03/15/25	3.300	37,150,642
17,000,000	Electricite de France SA1	10/13/20	2.350	17,033,878
18,525,000	Exelon Generation Co. LLC	06/01/25	3.250	20,473,118
21,306,000	NV Energy, Inc.	11/15/20	6.250	21,623,342
43,500,000	Southern Co.	07/01/21	2.350	44,195,602
				140,476,582
	HEALTHCARE-PRODUCTS (0.2%)
15,916,000	Fresenius US Finance II, Inc.[1]	02/01/21	4.250	16,147,712
	HEALTHCARE-SERVICES (0.4%)
6,895,000	Centene Corp.	01/15/25	4.750	7,145,426
20,087,000	MEDNAX, Inc.[1]	12/01/23	5.250	20,338,088
				27,483,514
	INSURANCE (2.8%)
18,891,000	American International Group, Inc.	03/01/21	3.300	19,176,109

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$24,310,000	Athene Global Funding[1]	01/25/22	4.000%	$25,302,386
14,500,000	Athene Global Funding[1]	07/01/22	3.000	14,970,361
32,345,000	Athene Global Funding[1]	06/29/25	2.550	33,336,717
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,630,778
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	19,737,342
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	29,231,800
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,132,039
16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/08/22	1.834	15,903,000
				202,420,532
	INTERNET (1.2%)
62,622,000	Expedia Group, Inc.	08/15/20	5.950	62,672,098
19,060,000	Expedia Group, Inc.[1]	12/15/23	3.600	19,283,746
4,805,000	Expedia Group, Inc.[1]	08/01/27	4.625	4,941,294
				86,897,138
	INVESTMENT COMPANIES (4.4%)
1,845,000	Ares Capital Corp.	01/19/22	3.625	1,895,403
39,095,000	Ares Capital Corp.	01/15/26	3.875	39,636,915
30,685,000	BlackRock TCP Capital Corp.	08/23/24	3.900	31,187,307
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	32,289,414
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	16,350,273
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	32,131,729
24,150,000	FS KKR Capital Corp.	02/01/25	4.125	23,481,221
42,821,000	FS KKR Capital Corp. II1	02/14/25	4.250	38,871,174
35,005,000	Main Street Capital Corp.	05/01/24	5.200	36,124,178
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	32,829,141
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	10,001,575
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	27,038,828
				321,837,158
	MACHINERY-CONSTRUCTION & MINING (0.8%)
35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900	35,904,845
24,145,000	Caterpillar Financial Services Corp.	07/07/23	0.650	24,298,715
				60,203,560
	MACHINERY-DIVERSIFIED (0.3%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	18,596,055
	MEDIA (0.1%)
8,287,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/22	4.464	8,829,599
	PHARMACEUTICALS (1.6%)
30,540,000	AbbVie, Inc.[1]	12/15/21	5.000	32,011,624
15,895,000	AbbVie, Inc.[1]	03/15/22	3.450	16,532,011
26,260,000	AbbVie, Inc.[1]	11/21/22	2.300	27,274,973
38,680,000	Bristol-Myers Squibb Co.	05/14/21	2.550	39,346,429
				115,165,037
	PIPELINES (0.3%)
18,085,000	MPLX LP (3-Month USD-LIBOR + 0.900%)[2]	09/09/21	1.213	17,998,272

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount/Shares		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (continued)
$2,458,000	NOVA Gas Transmission, Ltd.	04/01/23	7.875%	$2,854,385
				20,852,657
	REAL ESTATE INVESTMENT TRUSTS (0.2%)
11,430,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	12,195,185
	SEMICONDUCTORS (0.9%)
33,545,000	ams AG1	07/31/25	7.000	34,467,487
32,820,000	Broadcom, Inc.[1]	11/15/23	2.250	34,167,558
				68,635,045
	TELECOMMUNICATIONS (1.2%)
10,217,813	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	10,345,535
72,440,000	Telefonica Emisiones S.A.	02/16/21	5.462	74,366,604
				84,712,139
	TRUCKING & LEASING (0.5%)
7,700,000	Aviation Capital Group LLC[1]	01/20/22	2.875	7,573,562
24,980,000	Aviation Capital Group LLC[1]	12/15/24	5.500	25,589,077
				33,162,639
	Total Corporate Bonds (Cost $2,561,618,402)			2,615,223,012

	EXCHANGE-TRADED FUNDS (0.0%)
50,000	iShares Short-Term Corporate Bond ETF			2,752,500
	Total Exchange-Traded Funds (Cost $2,737,000)			2,752,500

	LOAN PARTICIPATIONS AND ASSIGNMENTS (8.5%)
16,720,444	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	5.808	16,135,229
11,937,026	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	5.500	11,161,119
17,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	2.500	16,917,827
21,703,733	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/01/24	2.058	21,215,399
11,701,530	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	4.500	10,521,664
9,326,613	Broadcom, Inc. Term A3 (1-Month USD-LIBOR + 1.125%)[2]	11/04/22	1.289	9,198,372
7,048,125	Broadcom, Inc. Term A5 (1-Month USD-LIBOR + 1.250%)[2]	11/04/24	1.414	6,995,264
22,209,338	Buckeye Partners LP (1-Month USD-LIBOR + 2.750%)[2]	11/01/26	2.921	21,674,981
45,839,563	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.161	44,082,533
10,985,939	Charter Communications Operating LLC (CCO Safari LLC) Term A2 (1-Month USD-LIBOR + 1.500%)[2]	03/31/23	1.670	10,821,150
20,992,840	Charter Communications Operating LLC (CCO Safari LLC) Term B1 (1-Month USD-LIBOR + 1.750%)[2]	04/30/25	1.920	20,520,501
29,393,939	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	1.911	28,907,176
26,493,750	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[2]	08/12/24	1.661	25,963,875
24,675,944	Dell International LLC Term B1 (1-Month USD-LIBOR + 2.000%)[2]	09/19/25	2.750	24,313,455
25,891,030	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	2.058	24,965,426

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$39,643,388	Eastern Power LLC (TPF II LC LLC) (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	4.750%	$39,081,642
29,845,000	Elanco Animal Health, Inc. (3-Month USD-LIBOR + 1.750%)[2]	08/01/27	1.999	29,061,569
14,519,231	EnLink Midstream Partners, LP (1-Month USD-LIBOR + 1.500%)[2,4]	12/10/21	1.678	12,341,346
33,812,947	Frontera Generation Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	05/02/25	5.250	19,893,171
2,782,625	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[2]	03/13/25	1.911	2,741,581
12,814,544	HCA, Inc. Term B13 (1-Month USD-LIBOR + 1.750%)[2]	03/18/26	1.911	12,622,325
20,000,000	Marvell Technology Group, Ltd. Term A (1-Month USD-LIBOR + 1.375%)[2,4]	06/04/21	1.545	19,900,000
39,305,810	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	3.552	37,512,679
28,759,653	Panther BF Aggregator 2 LP (1-Month USD-LIBOR + 3.500%)[2]	04/30/26	3.667	28,034,622
6,477,450	RPI 2019 Intermediate Finance Trust Term B (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	1.911	6,401,340
2,896,179	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	1.911	2,849,116
5,269,700	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.911	5,098,435
2,744,336	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.911	2,655,145
8,391,489	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.911	8,130,429
17,805,150	UGI Energy Services, LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	3.911	17,545,551
16,263,888	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	1.915	15,986,100
31,631,652	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/29/23	1.911	31,022,743
32,430,360	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	1.911	30,842,570
	Total Loan Participations and Assignments (Cost $644,311,090)			615,114,335

	MUNICIPAL BONDS (1.5%)
110,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[2,3]	11/15/31	1.750	111,966
7,560,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[2,3]	11/15/31	1.750	7,677,104
14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000	15,041,364
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	0.820	10,044,652
3,253,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	3,302,543
16,530,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	19,649,707

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$51,945,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	0.897%	$50,802,729
	Total Municipal Bonds (Cost $105,534,429)			106,630,065

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.4%)
32,343,107	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	32,645,584
15,240,144	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	1.137	15,016,938
9,470,420	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,2]	11/18/60	1.087	9,342,027
27,557,509	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	1.138	27,487,730
21,238,602	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	21,185,463
	Total Residential Mortgage Backed Securities (Cost $105,680,485)			105,677,742

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)
66,590	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.755%)[2]	04/01/36	3.687	70,325
14,626	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	2.865	14,743
18,209	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	3.745	18,343
18,341	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.978%)[2]	02/01/37	3.977	18,468
5,131,047	Federal National Mortgage Association (FNMA)	07/01/35	5.000	5,884,861
338,079	Federal National Mortgage Association (FNMA)	11/01/35	5.500	396,399
36,838	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.976%)[2]	07/01/36	2.751	38,980
71,882	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.723%)[2]	09/01/36	2.725	75,359
29,009	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.754%)[2]	01/01/37	3.795	29,512
296,742	Federal National Mortgage Association (FNMA)	08/01/37	5.500	345,632
3,514,707	Federal National Mortgage Association (FNMA)	08/01/37	5.500	4,115,803
1,523,107	Federal National Mortgage Association (FNMA)	06/01/40	6.500	1,764,932
9,203	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	3.250	9,590
	Total U.S. Government Agency Obligations (Cost $11,678,365)			12,782,947

	U.S. TREASURY BILLS (19.6%)
94,000,000	U.S. Treasury Bill[5]	08/06/20	0.000	93,999,194
77,500,000	U.S. Treasury Bill[5]	08/18/20	0.000	77,496,047
201,000,000	U.S. Treasury Bill[5]	08/20/20	0.000	200,988,806
145,000,000	U.S. Treasury Bill[5]	08/27/20	0.000	144,986,788
72,000,000	U.S. Treasury Bill[5]	09/01/20	0.000	71,993,004
167,500,000	U.S. Treasury Bill[5]	09/10/20	0.000	167,472,020
139,000,000	U.S. Treasury Bill[5]	09/17/20	0.000	138,973,619

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (continued)
$177,000,000	U.S. Treasury Bill[5]	09/24/20	0.000%	$176,955,702
185,000,000	U.S. Treasury Bill[5]	10/01/20	0.000	184,969,680
160,000,000	U.S. Treasury Bill[5]	10/22/20	0.000	159,964,890
5,100,000	U.S. Treasury Bill[5,6]	07/15/21	0.000	5,094,240
	Total U.S. Treasury Bills (Cost $1,422,863,899)			1,422,893,990

TOTAL INVESTMENTS (Cost $7,291,382,267)[7]			100.5%	$7,301,482,805
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.5)%	(33,616,608)
NET ASSETS			100.0%	$7,267,866,197

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2020 was $3,258,916,376 or 44.8% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2020 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $7,291,382,267, the aggregate gross unrealized appreciation is $87,380,990 and the aggregate gross unrealized depreciation is $80,292,845, resulting in net unrealized appreciation of $7,088,145.

Abbreviations:
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
MTN	−	Medium Term Note.
SOFR	−	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2020:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,172	September 2020	$479,604,750	$479,978,065	$(373,315)
U.S. Treasury 5-Year Notes	4,020	September 2020	504,603,734	507,022,500	(2,418,766)
U.S. Treasury 10-Year Notes	188	September 2020	26,114,375	26,334,687	(220,312)
					$(3,012,393)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2020
Asset Backed Securities	–	2,047,847,559	30,572,752	$2,078,420,311
Commercial Mortgage Backed Securities	–	341,987,903	–	341,987,903
Corporate Bonds	–	2,615,223,012	–	2,615,223,012
Exchange-Traded Funds	2,752,500	–	–	2,752,500
Loan Participations and Assignments	–	582,872,989	32,241,346	615,114,335
Municipal Bonds	–	106,630,065	–	106,630,065
Residential Mortgage Backed Securities	–	105,677,742	–	105,677,742
U.S. Government Agency Obligations	–	12,782,947	–	12,782,947
U.S. Treasury Bills	–	1,422,893,990	–	1,422,893,990
Total Investment, at value	$2,752,500	7,235,916,207	62,814,098	$7,301,482,805

Other Financial Instruments, at value
Financial Futures Contracts	(3,012,393)	–	–	$(3,012,393)
Other Financial Instruments, at value	(3,012,393)	–	–	$(3,012,393)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2020:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2019	$61,293,512	$–	$61,293,512
Purchases	–	14,410,337	14,410,337
Sales / Paydowns	(16,878,611)	–	(16,878,611)
Realized gains (losses)	–	–	–
Change in unrealized appreciation (depreciation) .	(1,572,687)	(2,105,679)	(3,678,366)
Amortization	57,772	36,688	94,460
Transfers from Level 3	(12,327,234)	–	(12,327,234)
Transfers to Level 3	–	19,900,000	19,900,000
Balance as of July 31, 2020	$30,572,752	$32,241,346	$62,814,098

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.